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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                   Investment Company Act file number 811-3070

                      Hilliard-Lyons Government Fund, Inc.
               (Exact name of registrant as specified in charter)

               P. O. Box 32760, Louisville, Kentucky     40232-2760
             (Address of principal executive offices)    (Zip code)

    Joseph C. Curry, Jr.                   William G. Strench
    Hilliard-Lyons Government Fund, Inc.   Frost Brown Todd LLC
    P. O. Box 32760                        400 West Market Street, 32nd Floor
    Louisville, Kentucky 40232-2760        Louisville, Kentucky 40202-3363

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 35

ITEM 1.    REPORTS TO SHAREHOLDERS.

           The Semi-Annual Report to Shareholders follows.

                                                                 March 23, 2005

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. ("HLGF" or the "Fund") for the six months ended February 28, 2005.

The Federal Reserve ("Fed") has raised short term interest rates seven times since beginning a series of "measured" rate increases in the federal funds rate in June 2004. That marked the first rate increase in four years. This rate is the rate charged on overnight loans between banks and the Fed uses this rate to influence the economy. It has a direct affect on rates that affect consumers such as mortgages and credit card interest rates. Of interest is not only the actions taken by the Fed but also the language in its accompanying policy statement. The Fed used language similar to that which has accompanied each rate increase with its latest increase of 1/4 of 1% on March 22, 2005, stating that future rate increases would be "at a pace that is likely to be measured." There had been some speculation that the Fed would drop the word "measured" if concern about inflation were heightened. The Fed indicated that long term inflation expectations remain well contained although pressures on inflation have picked up in recent months. Evident to all consumers has been the recent increase in energy prices but the Fed did not believe this increase had flowed through to core consumer prices yet even as it acknowledged evidence of increasing pricing power. While continuing to use the word "measured" in relation to future rate increases, this discussion of inflation in the policy statement was enough to rattle equity markets.

Most economic analysts believe the Fed will continue to raise the federal funds rate through the end of this calendar year. If the rate were increased by 1/4 of 1% at each meeting of the Fed remaining this year, the federal funds rate would be 41/4% at year end. Many believe this would be the "neutral" level the Fed is seeking. A "neutral" level is a level that still encourages economic growth but works to keep inflation in check.

Rising interest rates are evidenced by the dividends paid by the Fund. Dividends paid for the six months ended February 28, 2005 of $.00589 per share compare to dividends paid per share for the year ended August 31, 2004 of $.00525. Money market funds currently have a yield advantage over other popular short term bank products such as money market deposit accounts and three month certificates of deposit. Core bank deposits have increased over the last three years but that trend could reverse as interest rates rise creating a more competitive environment for banks.

Assets of the Fund decreased only slightly during the six months after an almost three year period of declining assets. The money market fund industry overall has endured a similar period of increased competition from bank products and loss of assets. Some banks have begun to respond to rising rates. Banks have flexibility to set rates at a level of their choice whereas a money market fund's rate is determined by the rate earned on its investments. Money market funds are often the investment of choice for savings dollars in a rising rate environment as their yield will adjust more quickly than that of a fixed rate investment such as a certificate of deposit. It is expected in a rising rate environment to see assets shift from banks to money funds.

Interest rates impact equity and fixed income markets as well. Yields typically move inversely with prices. The latest rate increase caused the yield on ten year Treasury notes to rise as expected.

However, the previous rate increase had the opposite effect causing Fed chairman Alan Greenspan to state it was utterly unprecedented for longer term interest rates to decrease when the Fed was actively increasing short term rates. The major indices of equity markets, the Dow Jones Industrial Average, the NASDAQ Composite index and the Standard & Poor's 500, each have had lackluster performance so far this year. Each of these indices closed lower on the day of the Fed announcement, reflecting investor concern about the Fed's future actions. There is debate about whether the Fed will continue with rate increases of 1/4 of 1% or will move to a rate increase of 1/2 of 1%. Either way, it appears that higher rates are here to stay.

As shown on the following Schedule of Investments, the Fund continues to invest exclusively in high quality, short term securities issued by U.S. government sponsored enterprises, primarily short term discount notes issued by the Federal Home Loan Banks. These securities offer a high degree of credit safety but still have a competitive yield. The income earned on these investments flows through to shareholders in the form of dividends that are exempt from state income taxes. The Fund also continues to offer popular features for your convenience such as completely free, unlimited check-writing.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we remain committed to serving you to the best of our abilities.

/s/ Joseph C. Curry, Jr. /s/ Dianna P. Wengler
Joseph C. Curry, Jr.     Dianna P. Wengler
President                Vice President and Treasurer

Portfolio Allocation/1/
                                    [CHART]

U.S. Government Sponsored Enterprises - 100%



/1/As a percentage of total investments at February 28, 2005. Investments are subject to change daily.
--------------------------------------------------------------------------------

Understanding Your Fund's Expenses

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund's expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period September 1, 2004 to February 28, 2005. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund's actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                Beginning  Ending      Net     Expenses
                                 Account   Account  Annualized   Paid
                                  Value     Value    Expense    During
                                 9/1/04    2/28/05    Ratio    Period*
                                --------- --------- ---------- --------
         Actual Fund Return.... $1,000.00 $1,009.75    .78%     $3.89
         Hypothetical 5% Return $1,000.00 $1,021.22    .78%     $3.91

        *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value for the period; multiplied by the number of days in the period; divided by the number of days in the year.

Information About Proxy Voting by the Fund

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

Information About the Fund's Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                               February 28, 2005

                                                      Cash
 Principal                                         Equivalent Maturity
  Amount                                             Yield      Date       Value
-----------                                        ---------- -------- --------------
            U.S. GOVERNMENT SPONSORED ENTERPRISES*--100.1%**
$29,000,000 Federal Home Loan Bank Discount Note     2.328%   03/01/05 $   29,000,000
 23,343,000 Federal Home Loan Bank Discount Note     2.552    03/01/05     23,343,000
 28,878,000 Federal Home Loan Bank Discount Note     1.954    03/02/05     28,876,468
 20,000,000 Federal Home Loan Bank Discount Note     2.361    03/03/05     19,997,422
 32,000,000 Federal Home Loan Bank Discount Note     1.947    03/04/05     31,994,925
 40,000,000 Federal Home Loan Bank Discount Note     2.457    03/07/05     39,983,867
 30,000,000 Federal Home Loan Bank Discount Note     2.436    03/08/05     29,986,000
 32,000,000 Federal Home Loan Bank Discount Note     2.140    03/09/05     31,985,102
 20,000,000 Federal Home Loan Bank Discount Note     1.988    03/11/05     19,989,250
 41,502,000 Federal Home Loan Bank Discount Note     2.390    03/14/05     41,466,781
 30,000,000 Federal Home Loan Bank Discount Note     2.467    03/15/05     29,971,650
 25,000,000 Federal Home Loan Bank Discount Note     2.423    03/16/05     24,975,208
 20,500,000 Federal Home Loan Bank Discount Note     2.412    03/17/05     20,478,407
 26,000,000 Federal Home Loan Bank Discount Note     1.991    03/18/05     25,976,120
 17,000,000 Federal Home Loan Bank Discount Note     2.459    03/21/05     16,977,144
 42,000,000 Federal Home Loan Bank Discount Note     2.433    03/22/05     41,941,445
 25,000,000 Federal Home Loan Bank Discount Note     2.314    03/23/05     24,965,396
 25,000,000 Federal Home Loan Bank Discount Note     2.168    03/28/05     24,960,250
 28,000,000 Federal Home Loan Bank Discount Note     2.483    03/29/05     27,946,862
 12,000,000 Federal Farm Credit Bank Discount Note   2.437    03/30/05     11,976,897
 15,000,000 Federal Home Loan Bank Discount Note     2.498    03/30/05     14,970,335
 15,000,000 Federal Home Loan Bank Discount Note     2.480    03/31/05     14,969,500
 40,000,000 Federal Home Loan Bank Discount Note     2.504    04/01/05     39,915,267
 25,000,000 Federal Home Loan Bank Discount Note     2.485    04/05/05     24,940,694
 20,000,000 Federal Home Loan Bank Discount Note     2.392    04/06/05     19,953,200
 38,700,000 Federal Home Loan Bank Discount Note     2.371    04/07/05     38,607,722
 36,000,000 Federal Home Loan Bank Discount Note     2.494    04/08/05     35,907,090
 31,000,000 Federal Home Loan Bank Discount Note     2.419    04/13/05     30,912,429
 29,000,000 Federal Home Loan Bank Discount Note     2.545    04/14/05     28,911,389
 35,000,000 Federal Home Loan Bank Discount Note     2.561    04/15/05     34,889,969
 17,000,000 Federal Home Loan Bank Discount Note     2.315    04/20/05     16,946,639
 20,000,000 Federal Home Loan Bank Discount Note     2.592    04/20/05     19,929,444
 30,000,000 Federal Home Loan Bank Discount Note     2.424    04/21/05     29,899,275
 29,000,000 Federal Home Loan Bank Discount Note     2.376    04/22/05     28,902,818
 30,000,000 Federal Home Loan Bank Discount Note     2.551    04/25/05     29,885,417
 23,803,000 Federal Home Loan Bank Discount Note     2.347    04/27/05     23,716,694
 35,000,000 Federal Home Loan Bank Discount Note     2.352    04/29/05     34,868,356
 45,000,000 Federal Home Loan Bank Discount Note     2.653    05/04/05     44,792,000
 30,000,000 Federal Home Loan Bank Discount Note     2.648    05/06/05     29,857,275
 30,000,000 Federal Home Loan Bank Discount Note     2.633    05/10/05     29,849,500

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      SCHEDULE OF INVESTMENTS--continued
                                  (UNAUDITED)
                               February 28, 2005

                                                      Cash
 Principal                                         Equivalent Maturity
  Amount                                             Yield      Date       Value
-----------                                        ---------- -------- --------------
$40,000,000 Federal Home Loan Bank Discount Note     2.633%   05/11/05 $   39,796,467
 40,000,000 Federal Home Loan Bank Discount Note     2.633    05/12/05     39,793,600
 37,000,000 Federal Home Loan Bank Discount Note     2.532    05/13/05     36,814,306
 20,000,000 Federal Home Loan Bank Discount Note     2.634    05/16/05     19,891,067
 15,000,000 Federal Home Loan Bank Discount Note     2.673    05/18/05     14,918,587
 15,000,000 Federal Home Loan Bank Discount Note     2.565    05/18/05     14,914,850
 15,000,000 Federal Home Loan Bank Discount Note     2.703    05/19/05     14,912,771
 10,000,000 Federal Home Loan Bank Discount Note     2.725    05/25/05      9,936,958
 25,000,000 Federal Home Loan Bank Discount Note     2.766    05/27/05     24,836,271
 30,000,000 Federal Home Loan Bank Discount Note     2.582    06/03/05     29,802,600
 21,000,000 Federal Home Loan Bank Discount Note     2.730    06/08/05     20,845,808
 30,000,000 Federal Home Loan Bank Discount Note     2.612    06/22/05     29,760,346
                                                                       --------------
            TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
            (at amortized cost--$1,415,640,838)                         1,415,640,838
                                                                       --------------
            TOTAL INVESTMENTS (100.1%)
            (at amortized cost--$1,415,640,838***)                     $1,415,640,838
                                                                       ==============

* Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.
** The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
***Also represents cost for federal income tax purposes.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                               February 28, 2005

ASSET

  Investments, (at amortized cost which approximates market
   value (identified and tax cost--$1,415,640,838))............. $1,415,640,838

  Cash..........................................................            179

  Prepaid Expenses..............................................        122,996
                                                                 --------------
       TOTAL ASSETS.............................................  1,415,764,013
                                                                 --------------
LIABILITIES

  Dividends payable.............................................        836,492

  Due to Affiliates--Note B

   Investment advisory fee......................................        317,954

   Shareholder servicing fee....................................        276,075

   Administrative fee...........................................        198,353

  Accrued directors' fees.......................................          1,994

  Accrued expenses..............................................         68,446
                                                                 --------------
       TOTAL LIABILITIES........................................      1,699,314
                                                                 --------------
  NET ASSETS.................................................... $1,414,064,699
                                                                 ==============
  Shares of beneficial interest outstanding.....................  1,414,064,699
                                                                 ==============
  Net asset value, offering and redemption price per share (net           $1.00
   assets / shares of beneficial interest outstanding)..........          =====

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                  For the six months ended February 28, 2005

 INVESTMENT INCOME

   Interest....................................................... $14,107,520
                                                                   -----------

 EXPENSES

   Investment advisory fee--Note B................................   2,091,430

   Shareholder servicing fee--Note B..............................   1,781,498

   Administrative fee--Note B.....................................   1,282,679

   Printing and other expenses....................................     120,649

   Custodian fees and expenses....................................     107,300

   Insurance expense..............................................      95,265

   Directors' fees................................................      33,950

   Legal and audit fees...........................................      33,275

   Registration fees..............................................      18,550

   Transfer agent fees and expenses...............................      18,300
                                                                   -----------
    Total expenses................................................   5,582,896
   Less waiver of investment advisory fee--Note B.................      (3,097)
                                                                   -----------

   Total net expenses.............................................   5,579,799
                                                                   -----------
   Net investment income..........................................   8,527,721
                                                                   -----------
   Net increase in net assets resulting from operations........... $ 8,527,721
                                                                   ===========

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS

                                                              For the Six
                                                              Months Ended      For the
                                                              February 28,     Year Ended
                                                                  2005         August 31,
                                                              (UNAUDITED)         2004
                                                             --------------  --------------
FROM OPERATIONS

 Net investment income...................................... $    8,527,721  $    8,116,146
                                                             --------------  --------------

   Net increase in net assets resulting from operations.....      8,527,721       8,116,146
                                                             --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM

 Net investment income......................................  (   8,527,721)  (   8,116,146)
                                                             --------------  --------------

   Total dividends..........................................  (   8,527,721)  (   8,116,146)
                                                             --------------  --------------

FROM CAPITAL SHARE TRANSACTIONS

 Net capital share transactions (at $1.00 per share)--Note C  (  13,478,378)  ( 179,691,327)
                                                             --------------  --------------

NET ASSETS

 Beginning of period........................................  1,427,543,077   1,607,234,404
                                                             --------------  --------------

 End of period.............................................. $1,414,064,699  $1,427,543,077
                                                             ==============  ==============



                      See notes to financial statements.

                             FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share of capital stock outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The 2004, 2003 and 2002 information has been audited by Deloitte & Touche LLP. Information for the prior years was audited by another independent auditor, whose report expressed an unqualified opinion. It should be read in conjunction with the financial statements and notes thereto.

                                             For the
                                            Six Months
                                              Ended
                                           February 28,                      For the year ended August 31,
                                               2005        ----------------------------------------------------------------
                                           (UNAUDITED)          2004           2003         2002        2001        2000
                                         ------------      ----------     ----------     ----------  ----------  ----------
Net asset value, beginning of period....       $1.00            $1.00          $1.00          $1.00       $1.00       $1.00
                                          ----------       ----------     ----------     ----------  ----------  ----------
Net investment income...................         .01(a)            --(a)*        .01(a)         .05         .05         .05
                                          ----------       ----------     ----------     ----------  ----------  ----------

  Total from investment operations......         .01               --*           .01            .05         .05         .05
                                          ----------       ----------     ----------     ----------  ----------  ----------

Less distributions:

  From net investment income............         .01               --*          (.01)          (.05)       (.05)       (.05)
                                          ----------       ----------     ----------     ----------  ----------  ----------
  Total distributions...................         .01               --*          (.01)          (.05)       (.05)       (.05)
                                          ----------       ----------     ----------     ----------  ----------  ----------
Net asset value, end of period..........       $1.00            $1.00          $1.00          $1.00       $1.00       $1.00
                                          ==========       ==========     ==========     ==========  ==========  ==========
Total investment return.................         .59%             .53%           .63%          1.44%       5.14%       5.52%
                                          ==========       ==========     ==========     ==========  ==========  ==========

SUPPLEMENTAL DATA

  Net assets, end of period
   (000's omitted)......................  $1,414,065       $1,427,543     $1,607,234     $1,667,245  $1,930,645  $1,366,422

RATIOS TO AVERAGE NET ASSETS

  Operating expenses....................         .78%(b)**        .58%(c)        .69%(d)        .65%        .44%        .48%

  Net investment income.................        1.20%(b)**        .53%(c)        .65%(d)       1.53%       4.92%       5.41%

(a)Net of voluntary investment advisory fee waiver by the Adviser.
(b)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .78% and 1.20%, respectively, for the six months ended February 28, 2005.
(c)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33%, respectively, for the year ended August 31, 2004.
(d)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .77% and .57%, respectively, for the year ended August 31, 2003.
*  Amount less than $.005
** Annualized

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                               FEBRUARY 28, 2005


NOTE A--ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the "Board") monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Repurchase Agreements: Repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government Agency obligations. It is the policy of the Fund to take possession of collateral. U.S. Treasury and U.S. Government Agency obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying securities at market value; however, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2004 and 2003 was as follows:

                                                 For the year ended August 31,
                                                 -----------------------------
                                                    2004           2003
                                                   ----------    -----------
        Distributions paid from.................
        Ordinary income......................... $8,116,146     $10,635,655
                                                   ----------    -----------
        Total Distribution...................... $8,116,146     $10,635,655

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B--INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On September 28, 2004, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the "Adviser"). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS--continued
                                  (UNAUDITED)
                               FEBRUARY 28, 2005

investments and the purchase and sale of securities in accordance with the Fund's investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund's Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the six months ended February 28, 2005. The Adviser voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. The Adviser waived $3,097 for the period September 1, 2004 through February 28, 2005. The Adviser may discontinue or modify any such voluntary waiver at its discretion and such waiver ceased on September 7, 2004.

The Fund has entered into a separate shareholder and administration services agreement (the "Administration Agreement") with the Adviser. Under the Administration Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of .25% of the Fund's average daily net assets for shareholder services and .18% of the Fund's average daily net assets for administration services.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000 and the audit committee chairman an annual retainer of $3,000, a fee of $2,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the six months ended February 28, 2005 were $34,500. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C--CAPITAL STOCK

At February 28, 2005, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,399,924,052. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

                                                For the
                                               Six Months       For the
                                                 Ended         Year Ended
                                              February 28,     August 31,
                                                  2005            2004
                                             --------------  --------------
    Shares sold.............................  2,738,450,111   5,491,302,031
    Shares issued to shareholders in
     reinvestment of dividends..............      7,919,055       7,844,117
    Less shares repurchased................. (2,759,847,546) (5,678,837,475)
                                             --------------  --------------
    Net decrease in capital shares..........    (13,478,378)   (179,691,327)
                                             ==============  ==============

NOTE D--INDEMNIFICATIONS

Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

               Investment Adviser, Administrator and Distributor

                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

                         Custodian and Transfer Agent

                      State Street Bank and Trust Company
                              225 Franklin Street
                                 P.O. Box 1912
                          Boston, Massachusetts 02105

                                 Legal Counsel

                             Frost Brown Todd LLC
                     400 West Market Street, 32/nd/ Floor
                          Louisville, Kentucky 40202

                 Independent Registered Public Accounting Firm

                             Deloitte & Touche LLP
                              1700 Market Street
                       Philadelphia, Pennsylvania 19103

                            DIRECTORS AND OFFICERS

                              BOARD OF DIRECTORS
                               Samuel G. Miller
                                J. Robert Shine
                                Lindy B. Street

                                   OFFICERS
                       Joseph C. Curry, Jr. - President

               Dianna P. Wengler - Vice President and Treasurer

       Edward J. Veilleux - Vice President and Chief Compliance Officer

                        Stephanie J. Ferree - Secretary
                                Hilliard-Lyons
                             Government Fund, Inc.
                              Semi-Annual Report
                               February 28, 2005
                                    [GRAPHIC]

                                  Bear & Bull

ITEM 2.    CODE OF ETHICS.

           Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

           Included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to open-end investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

           Not applicable to open-end investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

           (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the Chief Executive Officer and Chief Financial Officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the Chief Executive Officer and Chief Financial Officer believe that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

           (b) There have been no changes in the registrant's internal control over financial reporting during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

           (a)(1) Any code of ethics or amendment thereto. Not applicable.

           (a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

           (a)(3) Not applicable.

           (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            HILLIARD-LYONS GOVERNMENT FUND, INC.


By (Signature and Title)                /s/ Joseph C. Curry Jr.
                                        ----------------------------------------
                                        Joseph C. Curry Jr.
                                        President

Date: April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Dianna P. Wengler
                                        ----------------------------------------
                                        Dianna P. Wengler
                                        Vice President and Treasurer

Date: April 14, 2005


By (Signature and Title)                /s/ Joseph C. Curry Jr.
                                        ----------------------------------------
                                        Joseph C. Curry Jr.
                                        President

Date: April 14, 2005